3. STOCKHOLDERS' EQUITY (Details - Option activity) - Stock Options [Member] - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Stock option activity
Number of stock options outstanding - at beginning	1,055,700	1,078,400	1,136,000
Number of Shares options granted	450,000	40,000	15,000
Number of Shares options cancelled	(12,500)	(62,700)	(72,600)
Number of stock options outstanding - at ending	1,493,200	1,055,700	1,078,400	1,136,000
Weighted average exercise price options outstanding- at beginning	$ 0.76	$ 0.78	$ 0.79
Weighted average exercise price - grants		0.61	0.40
Weighted average exercise price - cancelled		0.99	0.85
Weighted average exercise price options outstanding - at end	$ 0.76	$ 0.76	$ 0.78	$ 0.79
Weighted average contractual life	7 years 25 days	6 years 1 month 16 days	7 years 4 days	8 years